Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Restricted cash and cash equivalents	$ 323	$ 323